Derivative Asset (Details Narrative) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 22, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payable amount premium		$ (0)	$ 15,370
Derivative, Gain (Loss) on Derivative, Net		$ (5,372)	9,685	$ 0
Derivative, Description of Hedged Item		the Company has designated only a portion of its outstanding debt (initially, $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		$ 32,549	9,245	0
Unrealized gain on the interest rate caps		214	1,091	0
Interest Rate Caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount	$ 507,891			$ 484,106
Derivative, Cap Interest Rate	0.75%			0.75%
Payable amount premium					$ 7,000
Number of interest rate caps	2
Derivative, Maturity Date	fourth quarter 2026
Second interest rate cap | Two USD one-month Libor interest rate caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payable amount premium		15,370
Derivative, Gain (Loss) on Derivative, Net		5,372	9,685	$ 0
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		$ 32,549	$ 9,245	$ 0